OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2021
OPERATING LEASES
Summary of supplemental information related to operating leases

As of December 31, 2021
RMB
Operating lease right-of-use assets	94,201,263

Operating lease liabilities—current	7,689,187
Operating lease liabilities—non-current	13,921,859
Total operating lease liabilities	21,611,046

For the Year Ended
December 31,2021
RMB
Cash paid for amounts included in the measurement of operating lease liabilities	9,569,023
Right-of-use assets obtained in exchange for new operating lease liabilities	10,201,553
Right-of-use assets obtained in exchange for prepayment for land use right	26,550,000
Modification to operating lease liabilities	(11,469,923)

Schedule of maturities of lease liabilities under the Group's non-cancellable operating leases

As of December 31, 2021
RMB
2022	8,500,521
2023	6,880,528
2024	5,130,512
2025	2,197,223
2026	555,785
Total undiscounted lease payment	23,264,569
less: Imputed interest	(1,653,523)
Present value of lease liabilities	21,611,046

Schedule of future minimum lease commitments based on Accounting Standard Codification Topic 840,

Year ending December 31,	RMB
2021	11,173,499
2022	10,191,143
2023	10,437,322
2024	11,068,206
2025	2,442,573
2026	674,828